Supplement to the Variable Annuity Prospectuses
                     -----------------------------------------------
                        American General Life Insurance Company

		               Variable Separate Account
			Polaris II Platinum Series Variable Annuity
                             Polaris Advisor Variable Annuity
			   Polaris Advisor III Variable Annuity
                             Polaris Advantage Variable Annuity
                            Polaris Advantage II Variable Annuity
                              Polaris Protector Variable Annuity
                          Polaris Select Investor Variable Annuity
                              Anchor Advisor Variable Annuity
			      Variable Annuity Account Seven
                          Polaris II Asset Manager Variable Annuity

              The United States Life Insurance Company in the City of New York

                              FS Variable Separate Account
                              FSA Advisor Variable Annuity
                               Polaris Variable Annuity
                             Polaris II Variable Annuity
                   Polaris II A-Class Platinum Series Variable Annuity
                          Polaris Advantage Variable Annuity
                         Polaris Advantage II Variable Annuity
                          Polaris Choice III Variable Annuity
                           Polaris Choice IV Variable Annuity
                         Polaris Select Investor Variable Annuity

                        The Variable Annuity Life Insurance Company
                              VALIC Separate Account A
                         Polaris Choice Elite Variable Annuity
                     -----------------------------------------------

Effective on or about November 8, 2021 ("Effective Date"), certain Underlying Funds available under the contract were reorganized, following shareholder approval (the "Reorganization"). Underlying Funds of Anchor Series Trust and SunAmerica Series Trust (the "Target Underlying Funds") were reorganized into the Underlying Funds of SunAmerica Series Trust (the "Acquiring Underlying Funds") as shown in the table below. Accordingly, on the Effective Date, all references in the Prospectus to "Anchor Series Trust" and each of the Target Underlying Funds were removed.

The Underlying Fund expenses remained unchanged or were lowered as a result of the Reorganization.

---------------------------------------------------   ---------------------------------------------------
            Target Underlying Funds*                             Acquiring Underlying Funds*
                   Advisor                                                Advisor
           Subadvisor (if applicable)                             Subadvisor (if applicable)
---------------------------------------------------   ---------------------------------------------------
SA PGI Asset Allocation Portfolio                     SA JPMorgan Diversified Balanced Portfolio
SunAmerica Asset Management, LLC                      SunAmerica Asset Management, LLC
Principal Global Investors, LLC	                      J.P. Morgan Investment Management Inc.
---------------------------------------------------   ---------------------------------------------------
SA Wellington Government and Quality Bond Portfolio   SA Wellington Government and Quality Bond Portfolio
SunAmerica Asset Management, LLC                      SunAmerica Asset Management, LLC
Wellington Management Company LLP                     Wellington Management Company LLP
---------------------------------------------------   ---------------------------------------------------
SA Columbia Technology Portfolio
SunAmerica Asset Management, LLC
Columbia Management Investment Advisers, LLC          SA Wellington Capital Appreciation Portfolio
---------------------------------------------------   SunAmerica Asset Management, LLC
SA Wellington Capital Appreciation Portfolio          Wellington Management Company LLP
SunAmerica Asset Management, LLC
Wellington Management Company LLP
---------------------------------------------------   ---------------------------------------------------
SA WellsCap Aggressive Growth Portfolio               SA JPMorgan Mid-Cap Growth Portfolio
SunAmerica Asset Management, LLC                      SunAmerica Asset Management, LLC
Wells Capital Management Incorporated                 J.P. Morgan Investment Management Inc.
---------------------------------------------------   ---------------------------------------------------

* The Underlying Fund share classes available under your contract remain unchanged after the Reorganization.
**As of November 8, 2021, SA JPMorgan Mid-Cap Growth Portfolio - Class 1 is available as an investment option under Anchor Advisor contract.

Additional information regarding the Underlying Funds, including the Fund Prospectuses, may be obtained by visiting our website at www.aig.com/ProductProspectuses or by calling (855) 421-2692.



Dated:  November 8, 2021

                   Please keep this Supplement with your Prospectus

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